Income tax	12 Months Ended
Dec. 31, 2024
Income Tax
Income tax

8.	Income tax

The major components of income tax during the years ended December 31, 2024, 2023 and 2022, are the following:

Consolidated statements of income and comprehensive income

Consolidated statement of income

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Current income tax

Income tax charge for the year	(81,262,773)	(68,481,306)	(109,727,027)
Variation between provision and tax return	4,944,459	(1,423,745)	2,067,450
IFRIC 23	1,896,983	(833,656)	(2,025,989)

Deferred income tax

Related to the net variation in temporary differences	(7,036,664)	31,675,991	64,113,673
Income tax	(81,457,995)	(39,062,716)	(45,571,893)

Consolidated statement of comprehensive income

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity

Deferred income tax (expense) income	(565,593)	880,569	557,425
Income tax credited charged to other comprehensive income	(565,593)	880,569	557,425

The reconciliation between income tax in the consolidated statement of income and the accounting income multiplied by the statutory income tax rate for the years ended December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Income before income tax	142,712,074	356,912,401	174,945,860

At statutory income tax rate 35%	(49,949,226)	(124,919,341)	(61,231,051)
Effect of dividends received from associates	801,190	7,313,824	(376,629)
Effect related to the discount of income tax payable	9,547,693	(4,503,352)	10,801,100
Variation between provision and tax return	4,944,459	(1,423,745)	2,067,450
Tax inflation adjustment and inflation accounting effect	(55,246,549)	(35,443,805)	(23,157,596)
Tax-loss carryforwards utilized	8,642,599	3,503,636	(19,050,683)
Non- taxable financial earnings	7,256,573	42,205,726	—
Income from growth and revaluation of biological assets	3,643,000	8,814,628	—
Business combination tax effects	—	55,368,309	28,894,951
Others	(11,097,734)	10,021,404	16,480,565
Income tax for the year	(81,457,995)	(39,062,716)	(45,571,893)

Deferred income tax

Deferred income tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of income and statement of other comprehensive income
	12-31-2024	12-31-2023	2024	2023	2022
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	41,217	525,451	(484,234)	23,873	(38,842)
Other financial assets	(670,648)	(98,026)	(572,621)	619,858	(237,402)
Provisions and others	(10,900,910)	(13,550,113)	2,649,203	676,707	654,445
Employee benefit liability	3,579,799	2,982,421	597,378	(839,642)	(553,579)
Investments in associates	(30,614,426)	(25,506,159)	(5,108,267)	2,634,302	(490,513)
Property, plant and equipment - Material & spare parts - Intangible assets	(106,574,528)	(127,566,812)	20,992,283	5,757,855	37,182,423
Deferred tax income	(19,254,242)	(43,021,528)	23,767,287	(6,522,606)	12,893,266
Tax loss carry-forward	12,702,032	64,247,273	(51,545,242)	22,071,766	(1,772,034)
Tax inflation adjustment - Asset	4,259	126,989	(122,728)	(695,844)	(1,554,042)
Tax inflation adjustment - Liability	(729,686)	(2,954,373)	2,224,684	8,830,291	18,587,376
Deferred income tax (expense) income			(7,602,257)	32,556,560	64,671,098
Deferred income tax liabilities, net	(152,417,133)	(144,814,877)

liability, net, disclosed in the consolidated statement of financial position

	Consolidated statement of financial position
	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Deferred income tax asset	6,422,404	27,576,527	5,666,985
Deferred income tax liability	(158,839,537)	(172,391,404)	(165,927,529)
Deferred income tax liability, net	(152,417,133)	(144,814,877)	(160,260,544)

As of December 31, 2024, the Group holds tax loss carry-forward in its subsidiaries for 40,418,329 that could be utilized against future taxable profit from such entities. Nevertheless, the Group considered there is no certainty regarding the existence of future taxable income against which tax loss carry-forward for an amount of 4,126,809 can be applied. Therefore, the corresponding deferred tax asset has not been recognized.